Income Tax - Other information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Valuation allowances	¥ 41,464	¥ 20,426
Tax loss carryforward	¥ 1,516,091
Statute of limitations period (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Underpayment of tax liability listed as special circumstance	¥ 100
Statute of limitations period for related party transaction (in years)	10 years
Aggregate undistributed earnings of domestic subsidiaries and VIE	¥ 28,504,400	21,705,144
Withholding tax rate on dividends (as a percent)	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%
Withholding income taxes for undistributed earnings of subsidiaries	¥ 0	0
WFOE - Key Software Enterprise
Income tax
Preferential tax rate (as a percent)			10.00%
Preferential tax rates decreased income taxes		¥ 200,683
PRC
Income tax
Tax loss carryforward	¥ 1,262,696
Statutory income tax rate	25.00%	25.00%	25.00%